Information Concerning the Group's Consolidated Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 Agreement
Consolidated operations [line items]
Number of collaboration agreements | Agreement				2
Decrease (increase) in financial income and expenses	$ 8,400,000	$ (27,800,000)
Decrease (increase) in net foreign exchange gain	6,700,000	(27,000,000)
Decrease (increase) in interest income and expenses	2,600,000	(4,800,000)
Decrease (increase) in foreign exchange derivatives fair value adjustment	600,000	4,000,000
Other immaterial variances	100,000
Credits and net operating loss carryforwards	$ (102,112,000)	(65,555,000)	$ (51,640,000)
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit	50.00%
Products & services	$ 7,373,000	92,000	97,000
Increase decrease others	200,000
ALLO715 [Member]
Consolidated operations [line items]
Revenue from performance obligation	5,000,000
Top of Range [member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit	1,000,000
France [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards	(246,000,000)	(186,000,000)	(144,000,000)
United States [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards	162,000,000	86,000,000	62,000,000
Calyxt Inc [member]
Consolidated operations [line items]
Revenues from technology licenses	$ 300,000	$ 300,000	$ 500,000
Client A [member]
Consolidated operations [line items]
Percentage of Revenue	36.00%	55.00%	11.00%
Client B [member]
Consolidated operations [line items]
Percentage of Revenue	28.00%	21.00%	69.00%
Calyxt [Member] | High Oleic Soyabean Meal [Member]
Consolidated operations [line items]
Revenue from sale of food	$ 5,600,000
Calyxt [Member] | High Oleic Soyabean Oil [Member]
Consolidated operations [line items]
Products & services	1,700,000
Calyxt [Member] | United States [member] | Indefinite Carry Forward [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards	64,000,000
Calyxt [Member] | United States [member] | 2019 [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards	0
Calyxt [Member] | United States [member] | 2032 and beyond [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards	$ 41,900,000